UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.49%
Corporate-Backed Revenue Bonds – 4.13%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$6,500,000	$6,151,535
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	7,930,960
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	7,265,000	6,948,827
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,520,115
		25,551,437
Education Revenue Bonds – 6.13%
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,419,274
5.00% 10/1/28	8,900,000	9,693,435
5.00% 10/1/29 (NATL-RE)	5,665,000	5,983,543
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,276,725
Series 6-J1 5.00% 5/1/36	2,225,000	2,155,780
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,431,475
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,065,560
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,182,650
Series 7-A 5.00% 10/1/39	2,000,000	2,057,020
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23	2,000,000	2,080,320
University Minnesota Series C 4.00% 2/1/16	515,000	567,108
		37,912,890
Electric Revenue Bonds – 5.90%
Chaska Electric Revenue Refunding (Generating Facilitates) Series A 5.00% 10/1/30	3,000,000	3,086,130
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,056,070
Series A
5.00% 10/1/34	6,250,000	6,364,250
5.125% 10/1/29	3,000,000	3,087,330
Northern Municipal Power Agency Electric System Revenue Refunding Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,507,225
Puerto Rico Electric Power Authority Power Revenue
Series TT 5.00% 7/1/37	2,500,000	2,470,625
Series WW 5.50% 7/1/38	4,800,000	4,932,144
Series XX 5.25% 7/1/40	5,000,000	5,062,300
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,296,459
^Capital Appreciation 4.44% 1/1/25 (NATL-RE)	5,000,000	2,641,950
		36,504,483
Health Care Revenue Bonds – 23.48%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,908,858
Apple Valley Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,486,997
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	734,731
5.00% 9/1/31 (RADIAN)	500,000	471,835
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,553,450
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,912,181
Minneapolis Health Care Facility Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	946,271
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,372,630
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,284,461
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,521,350
5.00% 11/15/34 (AMBAC)	10,750,000	10,754,837

Minneapolis - St. Paul Housing & Redevelopment Authority Health Care System Revenue
(Children's Hospital) Series A
5.00% 8/15/30	2,750,000	2,766,088
5.25% 8/15/35	2,085,000	2,119,465
(Health Partners Obligation Group Project) 5.875% 12/1/29	1,000,000	1,006,750
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,764,814
(Essential Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,830,455
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,410,350
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,544,090
(Fairview Health Care System) Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,083
6.375% 11/15/29	15,000	15,213
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,711,230
Rochester Health Care & Housing Revenue Refunding (Samaritan Bethany)
Series A 7.375% 12/1/41	5,220,000	5,446,183
Sartell Health Care Facilities Revenue (Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,433,028
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,935,380
5.25% 9/1/34	7,000,000	6,605,619
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,314,480
St. Cloud Health Care Revenue (Centracare Health System Project)
Series A
5.00% 5/1/25	1,035,000	1,043,177
5.125% 5/1/30	5,350,000	5,376,643
Series D Remarketing 5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,251,760
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollet Health Services)
5.75% 7/1/39	15,200,000	15,177,807
Series C
5.50% 7/1/23	3,000,000	3,102,720
5.625% 7/1/26	1,925,000	1,956,763
5.75% 7/1/30	5,000,000	5,096,800
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,208,774
Series A-1 5.25% 11/15/29	5,605,000	5,726,460
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	7,431,213
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,898,800
6.00% 11/15/35	4,340,000	4,086,891
Series A 5.70% 11/1/15	1,150,000	1,150,196
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	442,340
5.375% 5/1/43	500,000	425,035
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	964,060
Washington County Housing & Redevelopment Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	934,020
		145,304,288
Housing Revenue Bonds – 7.09%
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue 5.85%
10/1/30 (GNMA) (FNMA) (AMT)	108,000	108,072
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,511,700
(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	759,060
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,105,360
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	875,000	892,413
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD)	1,495,000	1,509,905
Minnesota Housing Finance Agency Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,495,000	1,498,558
Minnesota Housing Finance Agency Residential Housing
Series A 5.30% 7/1/19	440,000	446,670
Series B-1 5.35% 1/1/33 (AMT)	2,590,000	2,599,661
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,403,000
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,937,300
Series I 5.15% 7/1/38 (AMT)	5,530,000	5,564,397
Series L 5.10% 7/1/38 (AMT)	9,910,000	9,931,504
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,384,215
@Washington County Housing & Redevelopment Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	920,000	790,878

White Bear Lake Multifamily Revenue Refunding (Lake Square) Series A 5.875% 2/1/15 (FHA)	680,000	681,564
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
Apartments) 5.85% 6/1/19 (HUD)	730,000	730,190
		43,854,447
Lease Revenue Bonds – 3.25%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	1,545,000	1,633,080
5.00% 2/1/19 (AGM)	1,535,000	1,622,510
5.00% 2/1/20 (AGM)	1,690,000	1,786,347
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,615,575
5.25% 12/1/27	3,840,000	3,963,649
Series 3-12 5.125% 12/1/27	3,000,000	3,119,400
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,073,300
Series 3-11 5.00% 12/1/27	2,500,000	2,588,525
Series 9 5.25% 12/1/27	725,000	748,345
		20,150,731
Local General Obligation Bonds – 17.55%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,491,082
5.00% 2/1/22	500,000	569,840
Brainerd Independent School District #181 Refunding (School Building) Series A
4.00% 2/1/22	3,255,000	3,393,826
4.00% 2/1/23	5,990,000	6,181,800
Centennial Independent School District #012 Series A 5.00% 2/1/18 (AGM)	1,270,000	1,347,711
Dakota County Capital Improvement Series A 4.75% 2/1/26	1,000,000	1,009,060
Dakota County Community Development Agency (Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,337,067
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	11,313,364
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	898,215
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,042,124
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (AGM)	6,850,000	7,111,464
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	1,540,000	1,446,907
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,337,232
Series C
5.00% 3/1/16	2,440,000	2,850,530
5.00% 3/1/28	5,000,000	5,370,250
Minneapolis Library 5.00% 12/1/25	1,500,000	1,559,250
Morris Independent School District #769 Building 5.00% 2/1/24 (NATL-RE)	4,875,000	5,303,074
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (NATL-RE)	2,970,000	3,146,656
5.375% 2/1/24 (FGIC) (TCRS)	6,170,000	6,352,694
New Brighton Tax Increment Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,078,360
Osseo Independent School District #279 Series A 5.00% 2/1/21 (AGM)	3,570,000	3,783,557
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (AGM)	3,145,000	3,440,473
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,099,527
Robbinsdale Independent School District #281 5.00% 2/1/21 (AGM)	1,310,000	1,388,954
^Rosemount Independent School District #196 Capital Appreciation Series B
5.931% 4/1/11 (AGM)	2,600,000	2,587,130
5.961% 4/1/12 (AGM)	1,850,000	1,816,663
6.008% 4/1/13 (AGM)	1,915,000	1,842,651
^Sartell Independent School District #748 Capital Appreciation Refunding Series B
5.976% 2/1/13 (NATL-RE)	540,000	515,425
6.10% 2/1/15 (NATL-RE)	1,075,000	953,590
6.15% 2/1/16 (NATL-RE)	1,750,000	1,478,995
^Sauk Rapids Independent School District #047 Series B
5.983% 2/1/15 (AGM)	2,700,000	2,117,367
6.083% 2/1/17 (AGM)	2,245,000	1,558,142
South Washington County Independent School District #833 Series A
4.75% 2/1/25	2,500,000	2,692,050
4.75% 2/1/26	3,600,000	3,844,188
4.75% 2/1/27	2,300,000	2,440,231
St. Michael Independent School District #885
5.00% 2/1/20 (AGM)	1,970,000	2,090,544
5.00% 2/1/27 (AGM)	3,435,000	3,645,188
St. Peter's Hospital Series A 5.00% 9/1/24 (NATL-RE)	1,905,000	1,924,831

Todd Morrison Cass & Wadena Counties Staples United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,095,200
5.125% 12/1/24	1,000,000	1,042,630
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (AGM)	1,000,000	1,069,220
5.00% 2/1/25 (AGM)	1,000,000	1,028,400
		108,595,462
§Pre-Refunded/Escrowed to Maturity Bonds – 23.79%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,019,530
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential
Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (IBC) (AMT)	405,000	516,189
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,043,620
(Bloomington Mortgage) Refunding Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,256,106
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/33-14	10,000,000	11,407,100
5.50% 2/15/23-14	1,000,000	1,149,730
Hennepin County Regional Railroad Authority 5.00% 12/1/31-10	4,030,000	4,126,680
Hopkins Housing & Redevelopment Authority (Public Works & Fire Station) Series A 5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,339,385
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,394,165
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,737,837
Minneapolis - St. Paul Metropolitan Airports Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,146,350
Series C 5.25% 1/1/32-11 (FGIC)	6,845,000	7,045,353
Minnesota Agricultural & Economic Development Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	485,000	503,479
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,036,843
Southern Minnesota Municipal Power Agency Power Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,088,879
5.75% 1/1/18-13 (NATL-RE)	1,000,000	1,078,860
5.75% 1/1/18-13 (AMBAC)	670,000	722,836
Refunding Series B 5.50% 1/1/15 (AMBAC)	990,000	1,039,817
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,794,472
5.50% 7/1/25-14	2,000,000	2,311,580
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,857,375
5.75% 7/1/18	3,840,000	4,613,414
Western Minnesota Municipal Power Agency Supply Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	969,061
		147,198,661
Special Tax Revenue Bonds – 2.67%
Hennepin County Sales Tax Revenue (Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,399,880
5.00% 12/15/20	1,000,000	1,133,230
5.00% 12/15/24	1,150,000	1,270,428
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	901,640
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B
5.00% 7/1/46	4,000,000	3,876,400
Puerto Rico Sales Tax Financing Sales Tax Revenue First Subordinate Series A 5.75% 8/1/37	4,760,000	5,077,492
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A
5.25% 10/1/22	1,785,000	1,837,515
		16,496,585
State General Obligation Bonds – 3.00%
Minnesota State
5.00% 10/1/15	5,000,000	5,848,800
5.00% 8/1/21	2,400,000	2,587,728
Series A 5.00% 12/1/21	5,000,000	5,865,750
Puerto Rico Commonwealth Public Improvement Series C 6.00% 7/1/39	4,045,000	4,291,907
		18,594,185
Transportation Revenue Bonds – 1.13%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,353,061
5.00% 1/1/22 (NATL-RE)	2,000,000	2,054,660
5.25% 1/1/16 (NATL-RE)	1,460,000	1,576,537
		6,984,258
Water & Sewer Revenue Bonds – 0.37%
Minnesota Public Facilities Authority Drinking Water Revenue Series B 5.25% 3/1/13	1,000,000	1,119,280
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding Series B
5.00% 3/1/19	1,000,000	1,186,180
		2,305,460
Total Municipal Bonds (cost $581,354,595)		609,452,887

	Number of
	Shares
Short-Term Investments – 0.28%
Money Market Instrument – 0.01%
Federated Minnesota Municipal Cash Trust	67,282	67,282
		67,282

	Principal
	Amount
•Variable Rate Demand Notes – 0.27%
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.28% 11/15/35 (LOC - JPMorgan Chase Bank)	$1,300,000	1,300,000
Robbinsdale Revenue Refunding (North Memorial) Series A-3 0.24% 5/1/33 (LOC – Wells Fargo Bank N.A.)	400,000	400,000
		1,700,000
Total Short-Term Investments (cost $1,767,282)		1,767,282

Total Value of Securities – 98.77%
(cost $583,121,877)		611,220,169
Receivables and Other Assets Net of Liabilities (See Notes) – 1.23%		7,601,196
Net Assets Applicable to 49,673,709 Shares Outstanding – 100.00%		$618,821,365

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $790,878, which represented 0.13% of the Fund's net assets. See Note 3 in "Notes.”

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY - Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
TCRS - Temporary Custodial Receipts
VA – Veterans Administration Collateral

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$583,121,877
Aggregate unrealized appreciation	$32,636,392
Aggregate unrealized depreciation	(4,538,100)
Net unrealized appreciation	$28,098,292

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Total
Municipal Bonds	$-	$609,452,887	$609,452,887
Short-Term Investments	67,282	1,700,000	1,767,282
Total	$67,282	$611,152,887	$611,220,169

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 24% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: